Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	75 Months Ended	108 Months Ended	120 Months Ended
	Sep. 30, 2024	Sep. 30, 2024	Sep. 30, 2024	Sep. 30, 2024	Sep. 30, 2024
C000201048
Average Annual Return [Line Items]
Line Graph and Table Measure Name	XLC
C000017594
Average Annual Return [Line Items]
Line Graph and Table Measure Name	XLY
C000017595
Average Annual Return [Line Items]
Line Graph and Table Measure Name	XLP
C000017596
Average Annual Return [Line Items]
Line Graph and Table Measure Name	XLE
C000017597
Average Annual Return [Line Items]
Line Graph and Table Measure Name	XLF
C000017598
Average Annual Return [Line Items]
Line Graph and Table Measure Name	XLV
C000017599
Average Annual Return [Line Items]
Line Graph and Table Measure Name	XLI
C000017600
Average Annual Return [Line Items]
Line Graph and Table Measure Name	XLB
C000161049
Average Annual Return [Line Items]
Line Graph and Table Measure Name	XLRE
C000017601
Average Annual Return [Line Items]
Line Graph and Table Measure Name	XLK
C000017602
Average Annual Return [Line Items]
Line Graph and Table Measure Name	XLU
Without Sales Load [Member] | C000201048
Average Annual Return [Line Items]
Average Annual Return, Percent	39.32%	13.81%	10.88%
Without Sales Load [Member] | C000017594
Average Annual Return [Line Items]
Average Annual Return, Percent	25.54%	11.64%			12.93%
Without Sales Load [Member] | C000017595
Average Annual Return [Line Items]
Average Annual Return, Percent	24.04%	9.06%			9.15%
Without Sales Load [Member] | C000017596
Average Annual Return [Line Items]
Average Annual Return, Percent	0.45%	13.71%			3.73%
Without Sales Load [Member] | C000017597
Average Annual Return [Line Items]
Average Annual Return, Percent	38.82%	12.27%			11.33%
Without Sales Load [Member] | C000017598
Average Annual Return [Line Items]
Average Annual Return, Percent	21.53%	13.22%			10.98%
Without Sales Load [Member] | C000017599
Average Annual Return [Line Items]
Average Annual Return, Percent	35.75%	13.62%			11.86%
Without Sales Load [Member] | C000017600
Average Annual Return [Line Items]
Average Annual Return, Percent	25.18%	12.89%			9.07%
Without Sales Load [Member] | C000161049
Average Annual Return [Line Items]
Average Annual Return, Percent	35.70%	6.08%		8.22%
Without Sales Load [Member] | C000017601
Average Annual Return [Line Items]
Average Annual Return, Percent	38.79%	24.04%			20.46%
Without Sales Load [Member] | C000017602
Average Annual Return [Line Items]
Average Annual Return, Percent	41.54%	7.88%			10.28%
SPDR ETFs Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	36.35%	15.98%	14.25%
SPDR ETFs Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	36.35%	15.98%			13.38%
SPDR ETFs Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	36.35%	15.98%			13.38%
SPDR ETFs Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	36.35%	15.98%			13.38%
SPDR ETFs Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	36.35%	15.98%			13.38%
SPDR ETFs Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	36.35%	15.98%			13.38%
SPDR ETFs Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	36.35%	15.98%			13.38%
SPDR ETFs Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	36.35%	15.98%			13.38%
SPDR ETFs Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	36.35%	15.98%		14.58%
SPDR ETFs Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	36.35%	15.98%			13.38%
SPDR ETFs Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	36.35%	15.98%			13.38%
SPDR ETFs Index: Communications Services Select Sector Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Communications Services Select Sector Index
Average Annual Return, Percent	39.45%	13.93%	11.00%
SPDR ETFs Index: Consumer Discretionary Select Sector Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Consumer Discretionary Select Sector Index
Average Annual Return, Percent	25.71%	11.77%			13.08%
SPDR ETFs Index: Consumer Staples Select Sector Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Consumer Staples Select Sector Index
Average Annual Return, Percent	24.23%	9.20%			9.30%
SPDR ETFs Index: Energy Select Sector Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Energy Select Sector Index
Average Annual Return, Percent	0.58%	13.85%			3.84%
SPDR ETFs Index: Financial Select Sector Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Financial Select Sector Index
Average Annual Return, Percent	39.01%	12.40%			11.45%
SPDR ETFs Index: Health Care Select Sector Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Health Care Select Sector Index
Average Annual Return, Percent	21.69%	13.37%			11.12%
SPDR ETFs Index: Industrial Select Sector Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Industrial Select Sector Index
Average Annual Return, Percent	35.89%	13.76%			12.01%
SPDR ETFs Index: Materials Select Sector Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Materials Select Sector Index
Average Annual Return, Percent	25.31%	12.96%			9.15%
SPDR ETFs Index: Real Estate Select Sector Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Real Estate Select Sector Index
Average Annual Return, Percent	35.83%	6.20%		8.34%
SPDR ETFs Index: Technology Select Sector Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Technology Select Sector Index
Average Annual Return, Percent	38.93%	24.21%			20.64%
SPDR ETFs Index: Utilities Select Sector Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Utilities Select Sector Index
Average Annual Return, Percent	41.82%	8.00%			10.43%